SCHEDULE OF FAIR VALUE HIERARCHY (Details)	Jun. 30, 2025 USD ($)
Platform Operator, Crypto Asset [Line Items]
Investment in marketable equity securities	$ 1,345,154
Short-term investments	1,345,154
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in marketable equity securities	1,345,154
Short-term investments	1,345,154
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in marketable equity securities
Short-term investments
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in marketable equity securities
Short-term investments